SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

26. SEGMENT REPORTING

The Group is engaged in blockchain business including the operation of cryptocurrency mining and NFT business. The Group reports the operating segments based on cryptocurrency mining and NFT business. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group measures the performance of its operating segments based on revenue and income (loss) from operations.

The following tables present information about the Group’s reportable segments for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31, 2022:

	Cryptocurrency Mining		NFT Business		Corporate		Total
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
		(Note 3)		(Note 3)		(Note 3)		(Note 3)
Revenue	101,782,024	14,757,006	10,034,353	1,454,844	7,071,502	1,025,272	118,887,879	17,237,122
Loss from operations	(397,933,746)	(57,694,970)	(275,269,814)	(39,910,371)	(288,402,652)	(41,814,454)	(961,606,212)	(139,419,795)
Prepayments and other current asset	254,603,252	36,914,002	—	—	17,884,326	2,592,983	272,487,578	39,506,985
Cryptocurrencies, net	62,669,034	9,086,156	3,672,619	532,480	—	—	66,341,653	9,618,636
Property, equipment and software, net	128,975,415	18,699,677	—	—	13,872,222	2,011,284	142,847,637	20,710,961

Year ended December 31, 2021:

	Cryptocurrency Mining		NFT Business		Corporate		Total
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
Revenue	134,122,945	21,046,818	298,817	46,891	1,453,378	228,065	135,875,140	21,321,774
Loss from operations	(67,252,412)	(10,553,371)	(20,413,919)	(3,203,389)	(229,113,810)	(35,952,957)	(316,780,141)	(49,709,717)
Prepayments and other current asset	394,533,886	61,910,976	116,390,410	18,264,195	17,184,991	2,696,700	528,109,288	82,871,871
Cryptocurrencies, net	86,118,349	13,513,848	—	—	—	—	86,118,349	13,513,848
Property, equipment and software, net	171,169,287	26,860,196	—	—	1,810,997	284,185	172,980,284	27,144,381

Year ended December 31, 2020:

	Cryptocurrency Mining		NFT Business		Corporate		Total
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
Revenue	—	—	—	—	625,488	95,860	625,488	95,860
Loss from operations	—	—	—	—	336,708,307	51,602,806	336,708,307	51,602,806